SCHEDULE OF OTHER CURRENT ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Other receivables	$ 2,263	$ 1,963	$ 1,885
Other current assets	2,924	3,247	1,026
Total other current assets	$ 5,187	$ 5,210	$ 2,911